Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Schedule of Information About Key Management Personnel

	December 31	December 31	December 31
	2019	2018	2017
	$	$	$
Management compensation	1,907,430	973,318	670,667
Share-based compensation (Note 14)	5,168,172	4,102,295	1,318,058
	7,075,602	5,075,613	1,988,725